Intangible assets, Net (Tables)	12 Months Ended
Aug. 31, 2019
Intangible assets, Net
Schedule of intangible assets, net

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Customer relationship	19,980	51,780	7,237
Trademark	64,850	111,450	15,578
Student base	2,390	2,390	334
License	23,600	23,600	3,299
Franchise agreements	9,420	9,420	1,317
	120,240	198,640	27,765
Less: accumulated amortization	(8,121)	(30,018)	(4,196)
Intangible assets, net	112,119	168,622	23,569

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
For the years ended August 31
2020	25,880	3,617
2021	19,250	2,691
2022	18,172	2,540
2023	16,366	2,288
2024	10,581	1,479